Investment in Associates (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Disclosure of interest in associates
The following table shows a continuity of the Company's investment in Maverix and its investment in other associates:

	2020	2019
Balance of investment, December 31, 2019	$84,319	$69,116
Disposal of investment in associate	(23,467)	—
Adjustment for change in ownership interest	1,489	(42)
Dividends	(1,310)	—
Dilution gains	9,160	13,480
Income from associate	1,369	1,765
Blance of investment, December 31, 2020	$71,560	$84,319
(1)Includes adjustment for change in ownership.